Consolidated Balance Sheets	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current assets
Cash and cash equivalents	$ 4,516,669	$ 8,132,655
Restricted cash	78,959	200,517
Accounts receivable, net	13,483,520	13,165,058
Notes receivable, net	966,447	381,878
Redemption receivable, net	8,222,754
Prepayments, deposits and other receivables, net	437,971	479,613
Advance to suppliers	148,959	33,043
Inventories, net	4,704,386	4,868,035
Inventories to be returned	262,291	939,404
Deferred costs		671,321
Contract assets - current, net	1,220,925	1,591,188
Short-term investments	5,732,433	1,390,475
Other current assets	217,949
Total current assets	39,993,263	31,853,187
Non-current assets
Restricted cash – non-current	176,296
Property, plant and equipment, net	4,980,105	5,124,432
Intangible assets, net	711,156	701,154
Operating lease right-of-use assets, net	483,431
Deferred tax assets	622,879	552,966
Contract assets - non-current, net	1,832,158	667,456
Other receivables - non-current, net	325,809	406,630
Total non-current assets	9,131,834	7,452,638
Total assets	49,125,097	39,305,825
Current liabilities
Short-term loans	10,894,987	11,675,074
Accounts payable	10,567,115	8,673,801
Contract liabilities	128,192	221,770
Other payables and accruals	2,318,929	3,975,334
Operating lease liabilities, current	293,803
Income taxes payable	1,652	1,652
Refundable liabilities	331,737	1,303,748
Total current liabilities	24,536,415	25,851,379
Non-current liabilities
Long-term loans	1,773,176	614,476
Operating lease liabilities - non-current	234,843
Deferred tax liabilities	372,942	176,430
Total non-current liabilities	2,380,961	790,906
Total liabilities	26,917,376	26,642,285
Commitments and contingencies
Shareholders’ equity
Ordinary shares, $0.03 (equivalent to HK$0.25) par value, 4,000,000,000 shares authorized, 22,690,000 and 20,000,000 shares issued and outstanding as of December 31, 2025 and 2024, respectively	727,244	641,026
Additional paid-in capital	8,295,213
Statutory reserve	2,365,592	2,253,177
Retained earnings	11,816,891	11,372,477
Accumulated other comprehensive loss	(997,219)	(1,603,140)
Total equity	22,207,721	12,663,540
Total liabilities and shareholders’ equity	$ 49,125,097	$ 39,305,825